Employee Plans (Tables)	12 Months Ended
Dec. 31, 2010
Employee Plans (Tables) [Abstract]
Summary of information regarding the Common Shares issued under the ESPP

	Year Ended December 31,
	2010	2009	2008
	(Amounts in thousands except share and per share amounts)
Shares issued	157,363	324,394	195,961
Issuance price ranges	$28.26 – $41.16	$14.21 – $24.84	$23.51 – $37.61
Issuance proceeds	$5,112	$5,292	$6,170